ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	18,666,004	18,671,338
Series Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,036,100	1,036,100
Series Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,174,796	4,176,329
Series Ten [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,422,558	2,423,225
Series Eleven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,489,232	2,489,599
Series Twelve [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,971,795	2,971,795
Series Fourteen [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	5,571,523	5,574,290